Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 27,517	$ 27,615
Goodwill	134,752	133,311
Intangible assets	45,195	44,831
Investments in associates and joint ventures	5,990	6,136
Investment securities	123	108
Deferred tax assets	1,820	1,517
Employee benefits	19	16
Income tax receivables	994	992
Derivatives	91	291
Trade and other receivables	777	769
Non-current assets	217,279	215,587
Current assets
Investment securities	87	87
Inventories	4,658	4,234
Income tax receivables	304	457
Derivatives	231	16
Trade and other receivables	6,546	6,375
Cash and cash equivalents	8,179	7,074
Assets classified as held for sale	51	39
Current assets	20,056	18,281
Total assets	237,335	233,868
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	21,046	19,061
Retained earnings	29,831	26,068
Equity attributable to equity holders of AB InBev	70,233	64,485
Non-controlling interests	7,898	7,404
Total equity	78,131	71,889
Non-current liabilities
Interest-bearing loans and borrowings	101,672	106,997
Employee benefits	2,574	2,681
Deferred tax liabilities	13,396	13,165
Income tax payables	554	576
Derivatives	614	766
Trade and other payables	1,998	1,816
Provisions	1,120	1,152
Non-current liabilities	121,928	127,153
Current liabilities
Bank overdrafts	105	114
Interest-bearing loans and borrowings	10,964	4,584
Income tax payables	1,115	1,220
Derivatives	2,807	5,574
Trade and other payables	21,799	22,568
Provisions	486	766
Current liabilities	37,276	34,826
Total equity and liabilities	$ 237,335	$ 233,868